Nuveen Equity Long/Short Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 134.8%
	COMMON STOCKS – 134.8%
	Airlines – 2.1%
80,000	Southwest Airlines Co	$3,808,000
46,000	United Continental Holdings Inc, (2)	3,571,900
	Total Airlines	7,379,900
	Automobiles – 0.9%
89,000	General Motors Co	2,967,260
	Banks – 6.0%
217,000	Bank of America Corp	5,772,200
73,000	CIT Group Inc	3,470,420
65,000	Citigroup Inc	4,039,750
70,000	JPMorgan Chase & Co	7,417,200
	Total Banks	20,699,570
	Biotechnology – 8.8%
65,000	AbbVie Inc	4,986,150
29,000	Amgen Inc	4,834,300
19,000	Biogen Inc, (2)	4,166,510
43,000	Celgene Corp, (2)	4,032,970
197,000	Exelixis Inc, (2)	3,859,230
73,000	Gilead Sciences Inc	4,544,250
51,000	Incyte Corp, (2)	4,010,130
	Total Biotechnology	30,433,540
	Building Products – 0.6%
23,000	Armstrong World Industries Inc	2,040,100
	Capital Markets – 5.5%
86,000	E*TRADE Financial Corp	3,852,800
41,000	Evercore Inc	3,166,430
47,000	LPL Financial Holdings Inc	3,770,340
19,000	MSCI Inc	4,180,190
49,000	Raymond James Financial Inc	4,046,420
	Total Capital Markets	19,016,180
	Chemicals – 1.0%
172,000	Olin Corp	3,372,920

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Communications Equipment – 1.7%
115,000	Cisco Systems Inc	$5,983,450
	Consumer Finance – 0.6%
159,000	Navient Corp	2,073,360
	Containers & Packaging – 1.1%
82,000	Berry Global Group Inc, (2)	3,855,640
	Diversified Consumer Services – 2.2%
95,000	frontdoor Inc, (2)	3,819,950
145,000	H&R Block Inc	3,806,250
	Total Diversified Consumer Services	7,626,200
	Diversified Telecommunication Services – 1.7%
108,000	Verizon Communications Inc	5,869,800
	Electrical Equipment – 2.0%
27,000	Acuity Brands Inc	3,339,090
47,000	Regal Beloit Corp	3,416,900
	Total Electrical Equipment	6,755,990
	Electronic Equipment, Instruments & Components – 2.0%
136,500	Jabil Inc	3,356,535
20,000	Zebra Technologies Corp, (2)	3,428,800
	Total Electronic Equipment, Instruments & Components	6,785,335
	Entertainment – 2.4%
137,000	Viacom Inc	3,977,110
653,000	Zynga Inc, (2)	4,107,370
	Total Entertainment	8,084,480
	Equity Real Estate Investment Trust – 2.5%
24,000	American Tower Corp	5,010,480
204,000	Medical Properties Trust Inc	3,627,120
	Total Equity Real Estate Investment Trust	8,637,600
	Food & Staples Retailing – 2.9%
15,000	Casey's General Stores Inc	1,936,200
169,000	Kroger Co/The	3,854,890
59,000	Sysco Corp	4,060,380
	Total Food & Staples Retailing	9,851,470
	Health Care Providers & Services – 5.9%
82,000	Cardinal Health Inc	3,449,740
34,000	HCA Inc	4,112,640
32,000	McKesson Corp	3,908,480
21,000	Molina Healthcare Inc, (2)	2,987,460

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
24,000	UnitedHealth Group Inc	$5,803,200
	Total Health Care Providers & Services	20,261,520
	Health Care Technology – 1.2%
27,000	Veeva Systems Inc, (2)	4,165,830
	Hotels, Restaurants & Leisure – 2.6%
77,000	Norwegian Cruise Line Holdings Ltd, (2)	4,212,670
63,000	Starbucks Corp	4,791,780
	Total Hotels, Restaurants & Leisure	9,004,450
	Household Durables – 0.9%
100,000	PulteGroup Inc	3,100,000
	Independent Power & Renewable Electricity Producers – 2.0%
241,000	AES Corp/VA	3,807,800
87,000	NRG Energy Inc	2,961,480
	Total Independent Power & Renewable Electricity Producers	6,769,280
	Industrial Conglomerates – 2.6%
29,000	Carlisle Cos Inc	3,865,990
30,000	Honeywell International Inc	4,929,300
	Total Industrial Conglomerates	8,795,290
	Insurance – 1.5%
42,000	Assured Guaranty Ltd	1,716,540
60,000	Lincoln National Corp	3,567,000
	Total Insurance	5,283,540
	Interactive Media & Services – 6.0%
2,750	Alphabet Inc, (2)	3,042,875
13,000	Facebook Inc, (2)	2,307,110
18,000	IAC/InterActiveCorp	3,975,300
58,000	Match Group Inc, (2)	3,981,700
78,000	TripAdvisor Inc, (2)	3,297,060
111,000	Twitter Inc, (2)	4,044,840
	Total Interactive Media & Services	20,648,885
	Internet & Direct Marketing Retail – 3.6%
2,400	Amazoncom Inc	4,260,168
118,000	eBay Inc	4,239,740
33,000	Expedia Group Inc	3,795,000
	Total Internet & Direct Marketing Retail	12,294,908
	IT Services – 5.2%
66,000	Booz Allen Hamilton Holding Corp	4,169,220
26,000	Broadridge Financial Solutions Inc	3,246,620

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
16,000	FleetCor Technologies Inc, (2)	$4,131,360
24,500	Mastercard Inc	6,161,505
	Total IT Services	17,708,705
	Machinery – 8.5%
59,000	AGCO Corp	3,927,040
89,000	Allison Transmission Holdings Inc	3,683,710
36,000	Caterpillar Inc	4,313,160
27,000	Cummins Inc	4,070,520
52,000	Oshkosh Corp	3,701,880
43,000	PACCAR Inc	2,830,260
23,000	Parker-Hannifin Corp	3,503,360
69,000	Timken Co/The	3,036,690
	Total Machinery	29,066,620
	Media – 4.9%
70,000	AMC Networks Inc, (2)	3,693,900
136,000	Comcast Corp	5,576,000
143,000	Discovery Inc, (2)	3,898,180
49,000	Omnicom Group Inc	3,790,640
	Total Media	16,958,720
	Metals & Mining – 2.8%
76,000	Nucor Corp	3,648,000
47,000	Reliance Steel & Aluminum Co	3,913,690
80,000	Steel Dynamics Inc	2,012,000
	Total Metals & Mining	9,573,690
	Multiline Retail – 0.6%
26,000	Target Corp	2,091,700
	Oil, Gas & Consumable Fuels – 3.5%
181,000	EQT Corp	3,312,300
697,000	Extraction Oil & Gas Inc, (2)	2,362,830
192,000	Parsley Energy Inc, (2)	3,423,360
372,000	Range Resources Corp	2,909,040
	Total Oil, Gas & Consumable Fuels	12,007,530
	Paper & Forest Products – 1.1%
87,000	Domtar Corp	3,658,350
	Personal Products – 2.1%
27,000	Estee Lauder Cos Inc/The	4,347,810
67,000	Herbalife Nutrition Ltd	2,799,260
	Total Personal Products	7,147,070

Shares	Description (1)	Value
	Pharmaceuticals – 2.7%
29,000	Jazz Pharmaceuticals PLC, (2)	$3,640,950
72,000	Merck & Co Inc	5,703,120
	Total Pharmaceuticals	9,344,070
	Professional Services – 0.5%
32,000	Robert Half International Inc	1,717,120
	Real Estate Management & Development – 2.1%
83,000	CBRE Group Inc, (2)	3,793,100
27,000	Jones Lang LaSalle Inc	3,360,150
	Total Real Estate Management & Development	7,153,250
	Road & Rail – 4.7%
59,000	CSX Corp	4,393,730
26,000	Genesee & Wyoming Inc, (2)	2,475,720
21,500	Norfolk Southern Corp	4,195,510
31,000	Union Pacific Corp	5,170,180
	Total Road & Rail	16,235,140
	Semiconductors & Semiconductor Equipment – 3.2%
23,000	Lam Research Corp	4,016,030
43,000	NXP Semiconductors NV	3,790,880
176,000	ON Semiconductor Corp, (2)	3,125,760
	Total Semiconductors & Semiconductor Equipment	10,932,670
	Software – 11.6%
64,000	Cadence Design Systems Inc, (2)	4,068,480
30,000	Citrix Systems Inc	2,823,600
13,500	Fair Isaac Corp	3,994,650
19,000	Intuit Inc	4,652,150
104,000	Microsoft Corp	12,862,720
18,000	Palo Alto Networks Inc, (2)	3,602,520
23,000	Red Hat Inc, (2)	4,238,900
21,000	VMware Inc, (2)	3,716,580
	Total Software	39,959,600
	Specialty Retail – 7.2%
4,000	AutoZone Inc	4,108,440
59,000	Best Buy Co Inc	3,697,530
68,000	Foot Locker Inc	2,675,800
34,000	Murphy USA Inc, (2)	2,728,840
67,000	TJX Cos Inc/The	3,369,430
41,000	Tractor Supply Co	4,131,980
12,500	Ulta Beauty Inc, (2)	4,167,250
	Total Specialty Retail	24,879,270

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals – 2.4%
28,000	Apple Inc	$4,901,960
59,000	Dell Technologies Inc, (2)	3,513,450
	Total Technology Hardware, Storage & Peripherals	8,415,410
	Textiles, Apparel & Luxury Goods – 0.4%
9,000	Lululemon Athletica Inc, (2)	1,490,310
	Wireless Telecommunication Services – 1.0%
121,000	Telephone & Data Systems Inc	3,486,010
	Total Long-Term Investments (cost $459,763,339)	463,581,733

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 15.9%
	REPURCHASE AGREEMENTS – 15.9%
$54,863	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/19, repurchase price $54,868,345, collateralized by $54,115,000 U.S. Treasury Notes, 2.625%, due 6/30/23, value $55,960,484	1.200%	6/03/19	$54,862,859
	Total Short-Term Investments (cost $54,862,859)			54,862,859
	Total Investments (cost $514,626,198) – 150.7%			518,444,592

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (67.8)% (3)
	Aerospace & Defense – (2.1)%
(94,000)	Arconic Inc	$(2,058,600)
(55,000)	BWX Technologies Inc	(2,559,700)
(8,000)	Lockheed Martin Corp	(2,708,320)
	Total Aerospace & Defense	(7,326,620)
	Automobiles – (0.5)%
(9,500)	Tesla Inc, (2)	(1,759,020)
	Beverages – (0.8)%
(52,000)	Brown-Forman Corp	(2,598,960)
	Biotechnology – (2.7)%
(32,000)	Alnylam Pharmaceuticals Inc, (2)	(2,160,640)
(29,000)	BioMarin Pharmaceutical Inc, (2)	(2,384,960)
(18,000)	Bluebird Bio Inc, (2)	(2,158,560)
(22,000)	Sarepta Therapeutics Inc, (2)	(2,504,700)
	Total Biotechnology	(9,208,860)
	Capital Markets – (0.7)%
(534,000)	BGC Partners Inc	(2,509,800)

Shares	Description (1)	Value
	Chemicals – (2.9)%
(37,000)	Albemarle Corp	$(2,342,100)
(255,000)	Element Solutions Inc, (2)	(2,412,300)
(19,000)	International Flavors & Fragrances Inc	(2,572,980)
(36,000)	WR Grace & Co	(2,537,280)
	Total Chemicals	(9,864,660)
	Commercial Services & Supplies – (0.7)%
(54,000)	Stericycle Inc, (2)	(2,504,520)
	Containers & Packaging – (1.1)%
(12,000)	AptarGroup Inc	(1,359,240)
(195,000)	Graphic Packaging Holding Co	(2,535,000)
	Total Containers & Packaging	(3,894,240)
	Distributors – (0.7)%
(95,000)	LKQ Corp, (2)	(2,436,750)
	Electric Utilities – (1.5)%
(58,000)	Alliant Energy Corp	(2,752,680)
(30,000)	Duke Energy Corp	(2,568,300)
	Total Electric Utilities	(5,320,980)
	Electronic Equipment, Instruments & Components – (2.7)%
(47,000)	Cognex Corp	(1,908,200)
(21,000)	Coherent Inc, (2)	(2,310,630)
(19,000)	IPG Photonics Corp, (2)	(2,378,230)
(65,000)	Trimble Inc, (2)	(2,593,500)
	Total Electronic Equipment, Instruments & Components	(9,190,560)
	Energy Equipment & Services – (1.1)%
(86,000)	Halliburton Co	(1,830,940)
(315,000)	Transocean Ltd	(1,953,000)
	Total Energy Equipment & Services	(3,783,940)
	Entertainment – (2.3)%
(58,000)	Activision Blizzard Inc	(2,515,460)
(66,000)	Liberty Media Corp-Liberty Formula One, (2)	(2,463,780)
(114,000)	Lions Gate Entertainment Corp	(1,683,780)
(4,000)	Netflix Inc, (2)	(1,373,120)
	Total Entertainment	(8,036,140)
	Equity Real Estate Investment Trust – (1.5)%
(99,000)	Corporate Office Properties Trust	(2,756,160)
(107,000)	Weyerhaeuser Co	(2,439,600)
	Total Equity Real Estate Investment Trust	(5,195,760)

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Food Products – (5.8)%
(66,000)	Archer-Daniels-Midland Co	$(2,529,120)
(49,000)	Bunge Ltd	(2,562,210)
(92,000)	Conagra Brands Inc	(2,462,840)
(122,000)	Hain Celestial Group Inc/The, (2)	(2,487,580)
(67,000)	Hormel Foods Corp	(2,645,830)
(47,000)	Kellogg Co	(2,470,320)
(90,000)	Kraft Heinz Co/The	(2,488,500)
(39,000)	Lamb Weston Holdings Inc	(2,310,750)
	Total Food Products	(19,957,150)
	Gas Utilities – (0.8)%
(27,000)	Atmos Energy Corp	(2,748,600)
	Health Care Equipment & Supplies – (4.4)%
(10,500)	ABIOMED Inc	(2,750,160)
(8,500)	Align Technology Inc	(2,416,975)
(36,000)	Cantel Medical Corp	(2,474,640)
(12,000)	ICU Medical Inc, (2)	(2,553,600)
(22,000)	Insulet Corp, (2)	(2,415,380)
(17,000)	Penumbra Inc, (2)	(2,425,900)
	Total Health Care Equipment & Supplies	(15,036,655)
	Health Care Providers & Services – (0.8)%
(82,000)	Acadia Healthcare Co Inc, (2)	(2,642,040)
	Hotels, Restaurants & Leisure – (4.8)%
(51,000)	Carnival Corp	(2,610,690)
(30,000)	Choice Hotels International Inc	(2,468,700)
(9,500)	Domino's Pizza Inc	(2,655,250)
(201,000)	International Game Technology PLC	(2,613,000)
(48,000)	Six Flags Entertainment Corp	(2,369,280)
(11,000)	Vail Resorts Inc	(2,366,210)
(13,000)	Wynn Resorts Ltd	(1,395,290)
	Total Hotels, Restaurants & Leisure	(16,478,420)
	Household Durables – (0.7)%
(18,000)	Mohawk Industries Inc, (2)	(2,439,900)
	Household Products – (1.4)%
(58,000)	Energizer Holdings Inc	(2,373,360)
(44,000)	Spectrum Brands Holdings Inc	(2,317,480)
	Total Household Products	(4,690,840)
	Industrial Conglomerates – (0.7)%
(261,000)	General Electric Co	(2,463,840)

Shares	Description (1)	Value
	Insurance – (2.1)%
(50,000)	American International Group Inc	$(2,553,500)
(67,000)	Brighthouse Financial Inc, (2)	(2,377,830)
(2,300)	Markel Corp, (2)	(2,435,401)
	Total Insurance	(7,366,731)
	Interactive Media & Services – (0.7)%
(60,200)	Zillow Group Inc, (2)	(2,589,804)
	Internet & Direct Marketing Retail – (0.8)%
(40,000)	GrubHub Inc, (2)	(2,606,000)
	IT Services – (1.4)%
(17,000)	Alliance Data Systems Corp	(2,337,500)
(39,000)	Square Inc, (2)	(2,416,050)
	Total IT Services	(4,753,550)
	Leisure Products – (0.7)%
(236,000)	Mattel Inc	(2,324,600)
	Machinery – (1.4)%
(123,000)	Trinity Industries Inc	(2,371,440)
(164,000)	Welbilt Inc, (2)	(2,530,520)
	Total Machinery	(4,901,960)
	Marine – (0.7)%
(32,000)	Kirby Corp, (2)	(2,476,160)
	Media – (1.3)%
(44,000)	GCI Liberty Inc, (2)	(2,555,960)
(390,000)	Sirius XM Holdings Inc	(2,070,900)
	Total Media	(4,626,860)
	Mortgage Real Estate Investment Trust – (0.7)%
(270,000)	Annaly Capital Management Inc	(2,378,700)
	Multi-Utilities – (2.4)%
(36,000)	Dominion Energy Inc	(2,706,480)
(96,000)	NiSource Inc	(2,673,600)
(21,000)	Sempra Energy	(2,760,450)
	Total Multi-Utilities	(8,140,530)
	Oil, Gas & Consumable Fuels – (1.1)%
(22,000)	ONEOK Inc	(1,399,640)
(58,000)	Targa Resources Corp	(2,230,680)
	Total Oil, Gas & Consumable Fuels	(3,630,320)

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Personal Products – (0.8)%
(55,000)	Coty Inc	$(678,700)
(45,000)	Nu Skin Enterprises Inc	(2,101,050)
	Total Personal Products	(2,779,750)
	Pharmaceuticals – (0.7)%
(56,000)	Catalent Inc, (2)	(2,548,000)
	Professional Services – (1.5)%
(22,000)	Equifax Inc	(2,659,800)
(39,000)	TransUnion	(2,556,060)
	Total Professional Services	(5,215,860)
	Road & Rail – (0.7)%
(28,000)	JB Hunt Transport Services Inc	(2,383,920)
	Semiconductors & Semiconductor Equipment – (1.4)%
(45,000)	First Solar Inc, (2)	(2,611,800)
(26,000)	Microchip Technology Inc	(2,080,780)
	Total Semiconductors & Semiconductor Equipment	(4,692,580)
	Software – (3.5)%
(63,000)	2U Inc, (2)	(2,393,370)
(174,000)	FireEye Inc, (2)	(2,538,660)
(78,000)	Nutanix Inc, (2)	(2,189,460)
(30,000)	PTC Inc, (2)	(2,521,800)
(43,000)	RealPage Inc, (2)	(2,507,760)
	Total Software	(12,151,050)
	Specialty Retail – (1.4)%
(66,000)	Floor & Decor Holdings Inc, (2)	(2,344,320)
(26,000)	Tiffany & Co	(2,316,860)
	Total Specialty Retail	(4,661,180)
	Technology Hardware, Storage & Peripherals – (0.7)%
(150,000)	Pure Storage Inc, (2)	(2,379,000)
	Trading Companies & Distributors – (1.6)%
(75,000)	Air Lease Corp	(2,700,000)
(17,000)	Watsco Inc	(2,675,630)
	Total Trading Companies & Distributors	(5,375,630)

Shares	Description (1)	Value
	Water Utilities – (1.5)%
(22,000)	American Water Works Co Inc	$(2,486,440)
(64,000)	Aqua America Inc	(2,530,560)
	Total Water Utilities	(5,017,000)
	Total Common Stocks Sold Short (proceeds $256,442,590)	(233,087,440)
	Other Assets Less Liabilities – 17.1%	58,678,682
	Net Assets – 100%	$344,035,834
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$463,581,733	$ —	$ —	$463,581,733
Short-Term Investments:
Repurchase Agreements	—	54,862,859	—	54,862,859
Common Stocks Sold Short	(233,087,440)	—	—	(233,087,440)
Total	$230,494,293	$54,862,859	$ —	$285,357,152

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $261,828,105 have been pledged as collateral for Common Stocks Sold Short.